Shareholder Report, Average Annual Return (Details) 197804_Regan Total Return Income Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	6.41%	6.84%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.46%)